Summary of Significant Accounting Policies (Real Estate and Land Development) (Details)	12 Months Ended
Dec. 31, 2016
Building
Property, Plant and Equipment [Line Items]
Useful life	40 years
Furniture and Equipment
Property, Plant and Equipment [Line Items]
Useful life	5 years